Indebtedness (Details of Long-term Debts) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Debt Instrument [Line Items]
Long-term Debts, ending balance	$ 263,715,441	$ 512,054,949	$ 756,437,179
Shanghai USD syndicate loan [Member]
Debt Instrument [Line Items]
Long-term Debts, beginning balance	0	127,840,000	266,050,000
Drawn down	0	0	0
Repayments	0	127,840,000	138,210,000
Long-term Debts, ending balance	0	0	127,840,000
Shanghai USD & RMB loan [Member]
Debt Instrument [Line Items]
Long-term Debts, beginning balance	110,270,925	99,309,612	0
Drawn down	0	10,961,313	99,309,612
Repayments	110,270,925	0	0
Long-term Debts, ending balance	0	110,270,925	99,309,612
Shanghai USD loan [Member]
Debt Instrument [Line Items]
Long-term Debts, beginning balance	0	0	0
Drawn down	26,523,000	0	0
Repayments	0	0	0
Long-term Debts, ending balance	26,523,000	0	0
Beijing USD syndicate loan [Member]
Debt Instrument [Line Items]
Long-term Debts, beginning balance	290,062,000	300,060,000	300,060,000
Drawn down	0	0	0
Repayments	109,978,000	9,998,000	0
Long-term Debts, ending balance	180,084,000	290,062,000	300,060,000
Beijing USD & RMB loan [Member]
Debt Instrument [Line Items]
Long-term Debts, beginning balance	0	0	0
Drawn down	48,837,901	0	0
Repayments	0	0	0
Long-term Debts, ending balance	48,837,901	0	0
EUR loan [Member]
Debt Instrument [Line Items]
Long-term Debts, beginning balance	25,422,024	50,227,567	72,037,070
Drawn down	0	0	0
Repayments	17,151,484	24,805,543	21,809,503
Long-term Debts, ending balance	8,270,540	25,422,024	50,227,567
Tianjin USD syndicate loan [Member]
Debt Instrument [Line Items]
Long-term Debts, beginning balance	86,300,000	179,000,000	259,000,000
Drawn down	0	0	0
Repayments	86,300,000	92,700,000	80,000,000
Long-term Debts, ending balance	$ 0	$ 86,300,000	$ 179,000,000